Stock Options and Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of fair value of options granted
	Six months ended June 30, 2022	Six months ended June 30, 2021
Risk free interest rate	1.29%	0.40%
Stock volatility factor	229%	337%
Weighted average expected option life	3 years	5 years
Expected dividend yield	0%	0%

	Year Ended December 31, 2021	Year Ended December 31, 2020
Risk free interest rate	1.86%	1.86%
Stock volatility factor	272%	272%
Weighted average expected option life	5 years	5 years
Expected dividend yield	0%	0%

Schedule of the company’s stock option activity and related
	Six months ended		Six months ended
	June 30, 2022		June 30, 2021
	Options	Weighted average exercise price	Options	Weighted average exercise price
Outstanding - beginning of year	768,233,332	$0.0052	429,675,799	$0.0052
Granted	122,500,000	0.0068	368,000,000	0.0068
Exercised	(1,000,000)	0.0019	(11,442,467)	0.0075
Forfeited	-	-	-	-
Outstanding - end of year	889,733,332	$0.0092	786,233,332	$0.0058
Exercisable at the end of year	575,827,396	$0.0068	321,460,729	$0.0069
Weighted average fair value of options granted during the year		$2,580,600		$2,502,400

Schedule of the company’s warrant activity and related
Exercise prices	Number of options outstanding	Weighted Average remaining contractual life (years)
$0.015	35,000,000	0.15
$0.0131	60,000,000	0
$0.013	15,000,000	0
$0.0068	367,000,000	3.52
$0.0053	10,000,000	0.12
$0.0019	258,233,332	2.55
$0.0018	17,000,000	2.93
$0.017	5,000,000	4.14
$0.0295	122,500,000	2.59
	889,733,332

Schedule of fair value of warrants issued
	Six months ended	Six months ended
	June 30, 2022	June 30, 2021
Risk free interest rate	0%	0.40%
Stock volatility factor	0%	337%
Weighted average expected warrant life	0 years	5 years
Expected dividend yield	0%	0%

Exercise prices	Number of warrants outstanding	Weighted Average remaining contractual life (years)
$0.0875	10,714,286	4.14
$0.0454	151,000,000	4.14
$0.0072	989,583	3.95
	162,703,869

Schedule of the company’s warrant activity and related
	Six months ended		Six months ended
	June 30, 2022		June 30, 2021
	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price
Outstanding - beginning of period	162,703,869	$0.007	20,912,852	$0.007
Issued	-	-	240,000,001	0.037
Exercised	-	-	(76,280,412)	0.007
Forfeited	-	-	-	-
Outstanding - end of period	162,703,869	$0.048	184,632,441	$0.047
Exercisable at the end of period	162,703,869	$0.048	184,632,441	$0.047
Weighted average fair value of warrants granted during the period		$7,792,900		$8,720,357

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Options	Weighted average exercise price	Options	Weighted average exercise price
Outstanding - beginning of year	429,675,799	$0.0051	150,275,799	$0.0160
Granted	373,000,000	0.0068	300,000,000	0.0018
Exercised	(13,442,467)	0.0066	-	-
Forfeited	(21,000,000)	0.0021	(20,600,000)	0.0400
Outstanding - end of year	768,233,332	$0.0060	429,675,799	$0.0051
Exercisable at the end of year	471,914,611	$0.0063	223,165,297	$0.0081
Weighted average fair value of options granted during the year		$2,580,600		$568,300

Schedule of the weighted average remaining contractual life of options outstanding
Exercise prices	Number of options outstanding	Weighted Average remaining contractual life (years)

$0.0150	35,000,000	0.65
$0.0131	60,000,000	0.09
$0.0130	15,000,000	0.22
$0.0068	367,000,000	4.02
$0.0053	10,000,000	0.62
$0.0019	259,233,332	3.05
$0.0018	17,000,000	3.42
$0.0170	5,000,000	4.63
	768,233,332

Schedule of the fair value of warrants granted
	Year Ended December 31, 2021	Year Ended December 31, 2020
Risk free interest rate	0.40 – 0.42%	0.40 – 0.42%
Stock volatility factor	335.7 - 337.1%	335.7 - 337.1%
Weighted average expected warrant life	5 years	5 years
Expected dividend yield	0%	0%

Schedule of the warrant activity
	Year Ended December 31, 2021		Year Ended December 31, 2020
	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price
Outstanding - beginning of period	20,912,852	$0.007	10,000,000	$0.007
Issued	240,000,001	0.037	10,912,852	0.007
Exercised	(98,208,984)	0.007	-	-
Forfeited	-	-	-	-
Outstanding - end of period	162,703,869	$0.048	20,912,852	$0.007
Exercisable at the end of period	162,703,869	$0.048	20,912,852	$0.007
Weighted average fair value of warrants granted during the period		$7,792,900		$98,343